Stock Based Compensation - Summary of Status of Plans (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Stock Option Plan [Member]
Number of Options
Beginning Balance		0	23,000
Granted	0	0	0
Exercised
Expired			(23,000)
Ending Balance			0
Weighted Average Exercise Price
Beginning Balance		$ 0	$ 23.46
Granted	$ 0	$ 0	0
Exercised			0
Expired			23.46
Ending Balance			$ 0
Directors Stock Option Plan [Member]
Number of Options
Beginning Balance	63,000	78,000	87,000
Granted	0	0	0
Exercised	(6,000)	(6,000)
Expired	(4,500)	(9,000)	(9,000)
Ending Balance	52,500	63,000	78,000
Options exercisable at: December 31, 2018	52,500
Weighted Average Exercise Price
Beginning Balance	$ 20.96	$ 21.08	$ 21.35
Granted	0	0	0
Exercised	18.00	20.94	0
Expired	18.00	22.00	23.70
Ending Balance	21.55	$ 20.96	$ 21.08
Weighted average exercise price of Options exercisable at: December 31, 2018	$ 21.55